Loans (Investment of Originated Loans Held-for-Investment, Net of Deferred Fees and Costs, by Loan Type and Credit Quality Indicator) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	$ 990,837	$ 985,945	$ 827,591
Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	873,997	869,294	733,717
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	46,642	39,894	24,108
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	70,198	76,757	69,766
Real Estate | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	34,764	33,129	27,824
Real Estate | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	276,622	294,012	311,435
Real Estate | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	23,747	24,150	19,384
Real Estate | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	515,705	435,284	264,815
Real Estate | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	37,689	42,359	51,757
Real Estate | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	32,169	30,320	26,352
Real Estate | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	25,514	23,478	35,077
Real Estate | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	29,168	29,906	28,337
Real Estate | Pass | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	32,491	30,478	24,826
Real Estate | Pass | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	204,788	214,120	248,759
Real Estate | Pass | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	23,107	23,595	18,880
Real Estate | Pass | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	495,344	419,433	256,948
Real Estate | Pass | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	35,291	39,808	49,928
Real Estate | Pass | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	28,723	27,806	22,247
Real Estate | Pass | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	15,938	17,229	24,767
Real Estate | Pass | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	26,790	27,751	28,042
Real Estate | Special Mention | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	562	624	1,613
Real Estate | Special Mention | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	25,090	23,271	12,108
Real Estate | Special Mention | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	123
Real Estate | Special Mention | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	13,456	11,989	5,233
Real Estate | Special Mention | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	1,546	1,730	1,206
Real Estate | Special Mention | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	389		1,750
Real Estate | Special Mention | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	4,228	631	1,128
Real Estate | Special Mention | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	676	389	55
Real Estate | Substandard | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	1,711	2,027	1,385
Real Estate | Substandard | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	46,744	56,621	50,568
Real Estate | Substandard | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	517	555	504
Real Estate | Substandard | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	6,905	3,862	2,634
Real Estate | Substandard | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	852	821	623
Real Estate | Substandard | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	3,057	2,514	2,355
Real Estate | Substandard | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	5,348	5,618	9,182
Real Estate | Substandard | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	1,702	1,766	240
Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	13,389	12,715	17,032
Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	9,465	8,761	14,110
Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	569	1,118	776
Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	3,355	2,836	2,146
Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	454	59,096	44,517
Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	444	58,817	44,149
Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	3	142	239
Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	7	137	129
Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	1,616	1,496	1,061
Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	$ 1,616	$ 1,496	$ 1,061